SHARE CAPITAL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended
	Aug. 24, 2011 USD ($)	Aug. 11, 2011 USD ($)	Aug. 09, 2011 USD ($)	Mar. 22, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Nov. 30, 2007	May 14, 2007 USD ($)
SHARE CAPITAL [Abstract]
Reverse stock split ratio								5.88235
Ordinary shares, par value per share									0.0588235	0.0588235		$ 0.01
Ordinary shares, shares authorized					52,000,000	52,000,000
Shares issued to settle liabilities						300,000
Shares issued to settle liabilities, value						$ 51
Granted	385,000	300,000	150,000
Fair value	18	36	6
Exercise price	$ 0.20	$ 0.00	$ 0.11
Expiration period			5 years		10 years
Vested					230,000	155,000
Risk free interest rate						0.76%
Dividend yield						0.00%
Expected volatility factor						176.54%
Expected term						4 years 7 months 21 days
Options exercised, total intrinsic value					0	1	1
Stock price					$ 0.14	$ 0.10	$ 0.14
Unrecognized share-based compensation expense					3
Warrant fair value					124	143	147
Issuance of common stock in exchange for cash, shares				1,538,461
Proceeds from issuance of private placement				$ 200
Issuance of warrants to purchase ordinary shares				553,846	1,384,456	1,081,871	1,759,988				159,375
Exercise price of warrant issued				0.15	0.00	0.00	0.00				0.40
Warrant term				5 years